Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
February 7, 2024
Pioneer Emerging Markets Equity Fund
Supplement to the Summary Prospectus, Prospectus

and Statement of Additional Information
each dated February 1, 2024
The Trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about March 28, 2024 (the “Liquidation Date”). The fund will discontinue accepting requests from new accounts to purchase shares or process exchanges into the fund effective as of February 8, 2024. The fund will discontinue accepting requests from existing accounts to purchase shares or process exchanges into the fund effective as of March 15, 2024. Shares purchased through any dividend reinvestment and certain automatic investments will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.
Prior to the fund’s liquidation, all or a substantial portion of the fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.
Shareholders can redeem their shares of the fund at any time prior to liquidation.
Shareholders may also exchange their fund shares for shares of the same class of any other Pioneer fund that offers that class, subject to any restrictions set forth under “Buying, exchanging and selling shares” in the Prospectus. Any shares of the fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. Any liquidating distribution due to the fund’s shareholders will be distributed by the mailing of a check to each such person at such person’s address of record.
The liquidation of the fund may result in income tax liabilities for the fund’s shareholders. The automatic redemption of the fund’s shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.
If you hold fund shares through an individual retirement account, you can arrange to have such shares exchanged for shares of another Pioneer fund prior to the Liquidation Date. Alternatively, if you receive a check representing your investment in the fund, it will be treated as a distribution from your individual retirement account. You may be eligible to roll over your distribution, within 60 days after you receive it, into another individual retirement account. However, rollovers are subject to certain limitations, including as to frequency. You should consult with your tax adviser concerning the tax implications of a distribution for you, your eligibility to roll over a distribution, and the procedures applicable to such rollovers.
The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.05%, 1.80%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025 (or the Liquidation Date, if sooner). There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
February 7, 2024
Pioneer Emerging Markets Equity Fund
Supplement to the Summary Prospectus, Prospectus

and Statement of Additional Information
each dated February 1, 2024
The Trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about March 28, 2024 (the “Liquidation Date”). The fund will discontinue accepting requests from new accounts to purchase shares or process exchanges into the fund effective as of February 8, 2024. The fund will discontinue accepting requests from existing accounts to purchase shares or process exchanges into the fund effective as of March 15, 2024. Shares purchased through any dividend reinvestment and certain automatic investments will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.
Prior to the fund’s liquidation, all or a substantial portion of the fund’s assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.
Shareholders can redeem their shares of the fund at any time prior to liquidation.
Shareholders may also exchange their fund shares for shares of the same class of any other Pioneer fund that offers that class, subject to any restrictions set forth under “Buying, exchanging and selling shares” in the Prospectus. Any shares of the fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. Any liquidating distribution due to the fund’s shareholders will be distributed by the mailing of a check to each such person at such person’s address of record.
The liquidation of the fund may result in income tax liabilities for the fund’s shareholders. The automatic redemption of the fund’s shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.
If you hold fund shares through an individual retirement account, you can arrange to have such shares exchanged for shares of another Pioneer fund prior to the Liquidation Date. Alternatively, if you receive a check representing your investment in the fund, it will be treated as a distribution from your individual retirement account. You may be eligible to roll over your distribution, within 60 days after you receive it, into another individual retirement account. However, rollovers are subject to certain limitations, including as to frequency. You should consult with your tax adviser concerning the tax implications of a distribution for you, your eligibility to roll over a distribution, and the procedures applicable to such rollovers.
The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.05%, 1.80%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025 (or the Liquidation Date, if sooner). There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.